UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.06%
	Aerospace & Defense - 0.99%
525,000	Teledyne Technologies, Inc. (a)	$28,796,250
	Capital Markets - 4.43%
1,162,652	Epoch Holding Corp.	25,845,754
469,000	Evercore Partners, Inc.	12,484,780
961,500	Federated Investors, Inc. (b)	14,566,725
368,000	Gamco Investors, Inc. (c)	16,004,320
350,000	Greenhill & Co, Inc. (b)	12,729,500
110,000	KBW, Inc.	1,669,800
717,000	Legg Mason, Inc. (b)	17,243,850
618,300	Manning & Napier, Inc. (a)(b)	7,722,567
2,732	Teton Advisors, Inc. (b)	45,078
847,000	Waddell & Reed Financial, Inc.	20,980,190
		129,292,564
	Chemicals - 3.62%
371,000	Ashland, Inc.	21,206,360
1,085,000	Chemtura Corp. (a)	12,303,900
729,500	Koppers Holdings, Inc.	25,065,620
608,000	W.R. Grace & Co. (a)	27,919,360
1,378,305	Zep, Inc. (c)	19,268,704
		105,763,944
	Commercial Banks - 1.32%
1,247,612	Boston Private Financial Holdings, Inc. (b)	9,906,039
105,000	FirstMerit Corp. (b)	1,588,650
961,000	Wintrust Financial Corp. (b)	26,956,050
		38,450,739
	Commercial Services & Supplies - 0.53%
104,699	Standard Parking Corp. (a)	1,870,971
504,576	The Brink's Co.	13,563,003
		15,433,974
	Computers & Peripherals - 0.69%
1,230,000	NCR Corp. (a)	20,245,800
	Construction & Engineering - 3.61%
889,000	AECOM Technology Corp. (a)	18,286,730
761,000	Chicago Bridge & Iron Co.	28,765,800
919,500	Layne Christensen Co. (a)	22,251,900
1,382,000	McDermott International, Inc. (a)	15,906,820
838,000	The Babcock & Wilcox Co. (a)	20,229,320
		105,440,570
	Consumer Finance - 0.10%
115,000	Ezcorp, Inc. (a)	3,032,550
	Containers & Packaging - 0.67%
337,000	Rock-Tenn Co.	19,444,900
	Diversified Consumer Services - 0.25%
447,000	Regis Corporation	7,397,850
	Diversified Financial Services - 2.46%
713,000	CBOE Holdings, Inc.	18,438,180
928,500	MarketAxess Holdings, Inc.	27,957,135
1,240,000	Walter Investment Management Corp.	25,432,400
		71,827,715
	Electric Utilities - 1.62%
420,500	Allete, Inc.	17,652,590
130,500	Cleco Corp.	4,972,050
326,500	ITC Holdings Corp.	24,774,820
		47,399,460
	Electrical Equipment - 3.70%
502,205	A.O. Smith Corporation	20,148,465
419,500	Acuity Brands, Inc.	22,233,500
465,000	AZZ, Inc.	21,129,600
398,854	Franklin Electric, Inc.	17,374,080
542,000	General Cable Corp. (a)	13,555,420
268,000	Regal Beloit Corp.	13,659,960
		108,101,025
	Electronic Equipment, Instruments & Components - 0.78%
83,000	Amphenol Corp.	3,767,370
441,500	Littelfuse, Inc.	18,975,670
		22,743,040
	Energy Equipment & Services - 3.19%
458,500	Dresser-Rand Group, Inc. (a)	22,883,735
299,500	Dril-Quip, Inc. (a)	19,713,090
3,190,286	Hercules Offshore, Inc. (a)	14,164,870
296,500	Lufkin Industries, Inc.	19,957,415
1,144,000	Natural Gas Services Group, Inc. (a)(c)	16,542,240
		93,261,350
	Food Products - 3.12%
760,000	Darling International, Inc. (a)	10,100,400
1,152,750	Flowers Foods, Inc.	21,879,195
122,500	Ralcorp Holdings, Inc. (a)	10,473,750
155,000	Snyders-Lance, Inc.	3,487,500
486,388	Tootsie Roll Industries, Inc. (b)	11,512,804
516,000	TreeHouse Foods, Inc. (a)	33,736,080
		91,189,729
	Gas Utilities - 1.26%
995,000	Questar Corp.	19,760,700
300,000	South Jersey Industries, Inc.	17,043,000
		36,803,700
	Health Care Equipment & Supplies - 1.15%
696,000	Hill-Rom Holdings, Inc.	23,448,240
607,663	Wright Medical Group, Inc. (a)	10,026,440
		33,474,680
	Health Care Providers & Services - 2.10%
652,000	AmerisourceBergen Corp. (b)	24,247,880
1,009,263	Hanger Orthopedic Group, Inc. (a)	18,863,125
612,500	Patterson Companies, Inc.	18,081,000
		61,192,005
	Home Furnishings - 0.26%
444,500	Fortune Brands Home & Security, Inc. (a)	7,569,835
	Hotels, Restaurants & Leisure - 6.18%
6,078,000	Denny's Corp. (a)(c)	22,853,280
561,000	DineEquity, Inc. (a)(b)	23,679,810
1,005,000	Gaylord Entertainment Co. (a)(b)	24,260,700
2,012,117	Marcus Corp. (b)(c)	25,372,795
227,500	Marriott Vacations Worldwide Corp. (a)(b)	3,903,900
1,515,000	Orient-Express Hotels Ltd. (a)(b)	11,317,050
263,500	Red Robin Gourmet Burgers, Inc. (a)	7,298,950
700,000	Vail Resorts, Inc. (b)	29,652,000
850,000	Wyndham Worldwide Corp.	32,155,500
		180,493,985
	Household Durables - 1.38%
383,171	Lennar Corp. (b)	7,529,310
112,155	National Presto Industries, Inc. (b)	10,497,708
2,860,000	Pulte Group, Inc. (a)(b)	18,046,600
214,000	Toll Brothers, Inc. (a)(b)	4,369,880
		40,443,498
	Industrial Conglomerates - 0.47%
723,500	ITT Corp.	13,985,255
	Insurance - 4.63%
1,385,500	First American Financial Corp.	17,554,285
717,000	Hanover Insurance Group, Inc.	25,059,150
1,041,000	HCC Insurance Holdings, Inc.	28,627,500
190,500	PartnerRe Ltd. (b)	12,232,005
473,000	Reinsurance Group of America, Inc.	24,714,250
787,500	W.R. Berkley Corp.	27,082,125
		135,269,315
	IT Services - 2.03%
1,210,000	Broadridge Financial Solutions, Inc.	27,285,500
590,000	Wright Express Corp. (a)	32,025,200
		59,310,700
	Machinery - 16.86%
597,000	Ampco-Pittsburgh Corp. (c)	11,545,980
578,292	CIRCOR International, Inc.	20,419,490
1,358,791	Colfax Corp. (a)(b)	38,698,368
577,500	EnPro Industries, Inc. (a)	19,045,950
1,475,000	Federal Signal Corp.	6,121,250
260,500	Gardner Denver, Inc.	20,074,130
1,036,000	John Bean Technologies Corp.	15,923,320
239,500	Joy Global, Inc.	17,955,315
665,000	Kaydon Corp.	20,282,500
900,500	L.B. Foster Co. (c)	25,475,145
653,000	RBC Bearings, Inc. (a)	27,230,100
656,500	Robbins & Myers, Inc.	31,873,075
846,500	Sun Hydraulics Corp.	19,833,495
661,000	Tennant Co.	25,693,070
904,000	Terex Corp. (a)(b)	12,213,040
1,330,000	The Greenbrier Companies (a)	32,292,400
1,329,500	Titan International, Inc. (b)	25,872,070
940,000	Trinity Industries, Inc.	28,256,400
317,178	Twin Disc, Inc.	11,519,905
252,500	Valmont Industries, Inc. (b)	22,924,475
505,500	Wabtec Corp.	35,359,725
693,500	Watts Water Technologies, Inc. - Class A	23,724,635
		492,333,838
	Marine - 0.12%
85,000	Alexander & Baldwin, Inc.	3,469,700
	Media - 2.06%
317,000	AMC Networks, Inc. (a)	11,912,860
418,000	Arbitron, Inc.	14,383,380
1,838,000	Belo Corp.	11,579,400
782,000	Madison Square Garden, Inc. (a)	22,396,480
		60,272,120
	Metals & Mining - 3.75%
714,500	AMCOL International Corp. (b)	19,184,325
373,800	Haynes International, Inc.	20,409,480
463,500	Kaiser Aluminum Corp. (b)	21,265,380
594,000	Materion Corp. (a)	14,422,320
513,500	Universal Stainless & Alloy Products, Inc. (a)(c)	19,184,360
247,000	Walter Energy, Inc.	14,958,320
		109,424,185
	Multiline Retail - 0.62%
1,851,500	Saks, Inc. (a)(b)	18,052,125
	Multi-Utilities - 0.61%
128,000	Northwestern Corp.	4,581,120
441,500	Vectren Corp.	13,346,545
		17,927,665
	Oil, Gas & Consumable Fuels - 6.77%
523,000	Berry Petroleum Co.	21,976,460
834,000	Carrizo Oil & Gas, Inc. (a)	21,975,900
755,000	Cloud Peak Energy, Inc. (a)	14,586,600
449,000	Contango Oil & Gas Company (a)(b)	26,122,820
304,500	Continental Resources, Inc. (a)(b)	20,313,195
726,000	Gulfport Energy Corp. (a)	21,380,700
2,187,500	Magnum Hunter Resources Corp. (a)(b)	11,790,625
720,500	Oasis Petroleum, Inc. (a)(b)	20,959,345
385,500	Range Resources Corp.	23,877,870
1,068,215	Resolute Energy Corp. (a)(b)	11,536,722
175,974	Sanchez Energy Corp. (a)(b)	3,037,311
15,000	WPX Energy, Inc. (a)	272,550
		197,830,098
	Paper & Forest Products - 1.55%
521,000	Clearwater Paper Corp. (a)	18,552,810
441,000	Deltic Timber Corp.	26,631,990
		45,184,800
	Pharmaceuticals - 0.91%
272,000	Perrigo Co.	26,465,600
	Real Estate Management & Development - 1.08%
1,277,500	Forestar Group, Inc. (a)	19,328,575
277,112	Howard Hughes Corp. (a)	12,240,037
		31,568,612
	Road & Rail - 4.23%
321,000	AMERCO (a)	28,376,400
1,308,000	Avis Budget Group, Inc. (a)(b)	14,021,760
560,000	Genesee & Wyoming, Inc. (a)(b)	33,924,800
468,000	Kansas City Southern (a)	31,828,680
207,000	Providence & Worcester Railroad Co.	2,359,800
883,000	RailAmerica, Inc. (a)	13,147,870
		123,659,310
	Software - 0.41%
769,847	Monotype Imaging Holdings, Inc. (a)	12,001,915
	Specialty Retail - 3.52%
954,000	Foot Locker, Inc.	22,743,360
502,000	Midas Group, Inc. (a)	4,312,180
912,000	Penske Automotive Group, Inc.	17,556,000
564,000	PetSmart, Inc.	28,927,560
1,386,000	Sally Beauty Holdings, Inc. (a)	29,322,180
		102,861,280
	Textiles, Apparel & Luxury Goods - 0.85%
509,000	Hanesbrands, Inc. (a)	11,126,740
834,900	Iconix Brand Group, Inc. (a)	13,600,521
		24,727,261
	Thrifts & Mortgage Finance - 5.06%
470,000	Brookline Bancorp, Inc.	3,966,800
793,000	Capitol Federal Financial	9,151,220
1,773,000	First Niagara Financial Group, Inc.	15,300,990
1,091,500	Home Federal Bancorp, Inc. (c)	11,351,600
554,500	Iberiabank Corp.	27,336,850
653,000	Northwest Bancshares, Inc.	8,123,320
1,250,000	Oritani Financial Corp.	15,962,500
1,372,500	Provident Financial Services, Inc.	18,377,775
347,500	Rockville Financial, Inc.	3,600,100
366,000	Territorial Bancorp, Inc. (b)	7,228,500
1,085,000	Viewpoint Financial Group	14,115,850
1,790,700	Westfield Financial, Inc. (c)	13,179,552
		147,695,057
	Trading Companies & Distributors - 0.68%
722,500	Kaman Corp.	19,738,700
	Transportation Infrastructure - 0.44%
457,000	Macquarie Infrastructure Company LLC	12,773,150
	Total Common Stocks (Cost $2,475,289,996)	$2,922,349,849

Contracts
	WARRANTS - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
187,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (b)(d)	$165,000
	Total Warrants (Cost $0)	$165,000
Principal
Amount

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.69%
	Repurchase Agreements - 2.53%
$ 74,024,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/30/2011), 0.02%,
	due 01/03/2012, (Repurchased proceeds $74,024,165); [Collateralized by
	$176,090,000 in a U.S. Treasury STRIP Principal with a yield of 4.375% and
	maturity of 11/15/39 (Market Value $75,505,632)]	$74,024,000
Shares
	Money Market Funds - 0.16%
1,734,235	JPMorgan Prime Money Market Fund, 0.13%	1,734,235
1,547,468	HSBC Investment Prime Money Market Fund, 0.10%	1,547,468
1,026,206	Goldman Sachs Financial Square Money Market Fund, 0.17%	1,026,206
500,000	Dreyfus Institutional Cash Advantage Fund, 0.06%	500,000
		4,807,909
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $78,831,909)	$78,831,909

	SHORT TERM INVESTMENTS - 0.10%
	Money Market Funds
2,785,764	Fidelity Government Portfolio, 0.01%.	$2,785,764
	Total Short Term Investments (Cost $2,785,764)	$2,785,764

	Total Investments (Cost $2,556,907,669) - 102.86%	$3,004,132,522
	Liabilities in Excess of Other Assets - (2.86)%	(83,552,591)
	TOTAL NET ASSETS - 100.00%	$2,920,579,931

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See note 2 in the Notes to the Schedule of Investments.
(d)	As of December 31, 2011, Keeley Asset Management Co., the ("Adviser"), fair valued this security. The value of this security was $165,000, which represented 0.01% of total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.05%
	Auto Components - 1.24%
30,300	Superior Industries International, Inc.	$501,162
	Capital Markets - 0.50%
9,500	Arlington Asset Investment Corp.	202,635
	Chemicals - 2.22%
30,800	KMG Chemicals, Inc.	531,916
14,800	RPM International, Inc.	363,340
		895,256
	Commercial Banks - 4.15%
37,400	BancorpSouth, Inc.	412,148
11,900	Columbia Banking System, Inc.	229,313
33,900	FirstMerit Corp.	512,907
42,900	Glacier Bancorp, Inc.	516,087
		1,670,455
	Commercial Services & Supplies - 0.94%
16,700	Deluxe Corp.	380,092
	Communications Equipment - 2.31%
15,900	Adtran, Inc.	479,544
32,200	Communications Systems, Inc.	452,732
		932,276
	Containers & Packaging - 1.36%
10,000	Bemis, Inc.	300,800
4,300	Rock-Tenn Co.	248,110
		548,910
	Diversified Finanical Services - 1.11%
21,849	Walter Investment Management Corp.	448,123
	Electric Utilities - 5.55%
15,900	Allete, Inc.	667,482
13,700	Cleco Corp.	521,970
18,100	El Paso Electric Co.	626,984
14,600	Westar Energy, Inc.	420,188
		2,236,624
	Electrical Equipment - 2.46%
16,800	A.O. Smith Corporation	674,016
6,200	Regal Beloit Corp.	316,014
		990,030
	Electronic Equipment, Instruments & Components - 1.86%
6,400	MTS Systems Corp.	260,800
39,700	Richardson Electronics, Ltd.	487,913
		748,713
	Energy Equipment & Services - 2.22%
13,500	Bristow Group, Inc.	639,765
3,800	Lufkin Industries, Inc.	255,778
		895,543
	Food & Staples Retailing - 1.24%
7,200	PriceSmart, Inc.	501,048
	Food Products - 1.51%
25,300	B & G Foods, Inc.	608,971
	Gas Utilities - 1.34%
9,500	South Jersey Industries, Inc.	539,695
	Health Care Equipment & Supplies - 3.12%
16,600	Cantel Medical Corp.	463,638
12,100	Hill-Rom Holdings, Inc.	407,649
20,400	Meridian Bioscience, Inc.	384,336
		1,255,623
	Health Care Providers & Services - 2.56%
7,900	Chemed Corp.	404,559
9,800	Owens & Minor, Inc.	272,342
18,100	U. S. Physical Therapy, Inc.	356,208
		1,033,109
	Hotels, Restaurants & Leisure - 2.49%
31,400	Einstein Noah Restaurant Group, Inc.	496,748
40,200	Marcus Corp.	506,922
		1,003,670
	Insurance - 7.07%
17,300	Arthur J. Gallagher & Co.	578,512
42,100	Eastern Insurance Holdings, Inc.	599,925
60,700	Meadowbrook Insurance Group, Inc.	648,276
33,000	Protective Life Corp.	744,480
5,300	Reinsurance Group of America, Inc.	276,925
		2,848,118
	IT Services - 0.83%
17,000	Total System Services, Inc.	332,520
	Machinery - 7.90%
14,100	Harsco Corp.	290,178
30,500	John Bean Technologies Corp.	468,785
5,900	Snap-On, Inc.	298,658
15,600	Tennant Co.	606,372
32,200	Titan International, Inc.	626,612
29,700	Trinity Industries, Inc.	892,782
		3,183,387
	Marine - 0.70%
23,500	Nordic American Tanker Shipping Ltd.	281,765
	Media - 3.27%
21,100	Arbitron, Inc.	726,051
94,100	Belo Corp.	592,830
		1,318,881
	Multiline Retail - 0.52%
15,200	Stage Stores, Inc.	211,128
	Multi-Utilities - 2.26%
17,500	Northwestern Corp.	626,325
5,000	OGE Energy Corp.	283,550
		909,875
	Oil, Gas & Consumable Fuels - 3.65%
12,500	Berry Petroleum Co.	525,250
22,500	World Fuel Services Corp.	944,550
		1,469,800
	Paper & Forest Products - 1.08%
19,500	Neenah Paper, Inc.	435,240
	Real Estate Investment Trusts (REITs) - 12.14%
14,100	American Campus Communities, Inc.	591,636
39,400	Dynex Capital, Inc.	359,722
7,200	Equity Lifestyle Properties, Inc.	480,168
22,200	Government Properties Income Trust	500,610
22,200	Healthcare Realty Trust, Inc.	412,698
18,900	Medical Properties Trust, Inc.	186,543
45,100	Sabra Health Care REIT, Inc.	545,259
13,500	Sovran Self Storage, Inc.	576,045
49,400	Stag Industrial, Inc.	566,618
71,200	Summit Hotel Properties, Inc.	672,128
		4,891,427
	Software - 0.99%
11,900	Jack Henry & Associates, Inc.	399,959
	Specialty Retail - 5.08%
21,150	Aaron's, Inc.	564,282
22,300	Destination Maternity Corp.	372,856
30,300	Foot Locker, Inc.	722,352
39,880	Radioshack Corp.	387,235
		2,046,725
	Textiles, Apparel & Luxury Goods - 1.24%
41,300	R.G. Barry Corp.	498,904
	Thrifts & Mortgage Finance - 7.27%
37,700	Franklin Financial Corp (a)	446,368
8,800	Iberiabank Corp.	433,840
44,300	Northwest Bancshares, Inc.	551,092
45,800	Oritani Financial Corp.	584,866
24,800	Territorial Bancorp, Inc.	489,800
32,400	Viewpoint Financial Group	421,524
		2,927,490
	Trading Companies & Distributors - 2.30%
18,400	Kaman Corp.	502,688
14,600	Textainer Group Holdings Ltd.	425,152
		927,840
	Transportation Infrastructure - 1.37%
19,800	Macquarie Infrastructure Company LLC	553,410
	Water Utilities - 1.20%
21,900	Aqua America, Inc.	482,895
	Total Common Stocks (Cost $35,790,828)	$39,111,299

	PREFERRED STOCKS - 0.86%
	Real Estate Investment Trusts (REITs) - 0.86%
5,150	Strategic Hotels & Resorts, Inc., Series B, 8.25%	$146,414
7,050	Strategic Hotels & Resorts, Inc., Series C, 8.25%	200,925
	Total Preferred Stocks (Cost $311,096)	$347,339

	EXCHANGE TRADED FUNDS - 0.75%
	Funds, Trusts & Other Financial Vehicles - 0.75%
4,600	iShares Russell 2000 Value Index Fund	$301,944
	Total Exchange Traded Funds (Cost $287,529)	$301,944

	SHORT TERM INVESTMENTS - 4.48%
	Money Market Funds - 4.48%
1,804,936	Fidelity Government Portfolio, 0.01%	$1,804,936
	Total Short Term Investments (Cost $1,804,936)	$1,804,936

	Total Investments (Cost $38,194,389) - 103.14%	$41,565,518
	Liabilities in Excess of Other Assets - (3.14)%	(1,267,235)
	TOTAL NET ASSETS - 100.00%	$40,298,283

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.82%
	Auto Components - 0.91%
28,000	Visteon Corp. (a)	$1,398,320
	Beverages - 1.03%
31,000	Beam, Inc.	1,588,130
	Capital Markets - 4.89%
79,000	Epoch Holding Corp.	1,756,170
76,000	Invesco Ltd.	1,526,840
97,500	KBW, Inc.	1,480,050
113,000	Manning & Napier, Inc. (a)	1,411,370
85,000	Safeguard Scientifics, Inc. (a)	1,342,150
		7,516,580
	Chemicals - 5.79%
28,000	Ashland, Inc.	1,600,480
120,000	Chemtura Corp. (a)	1,360,800
84,500	Solutia, Inc. (a)	1,460,160
13,000	Tronox, Inc. (a)	1,560,000
34,000	W.R. Grace & Co. (a)	1,561,280
97,000	Zep, Inc.	1,356,060
		8,898,780
	Commercial Banks - 1.11%
215,000	Boston Private Financial Holdings, Inc.	1,707,100
	Commercial Services & Supplies - 1.91%
48,000	Iron Mountain, Inc.	1,478,400
54,500	The Brink's Co.	1,464,960
		2,943,360
	Construction & Engineering - 3.01%
42,000	Chicago Bridge & Iron Co.	1,587,600
125,000	McDermott International, Inc. (a)	1,438,750
66,500	The Babcock & Wilcox Co. (a)	1,605,310
		4,631,660
	Consumer Finance - 0.95%
61,000	Discover Financial Services	1,464,000
	Diversified Finanical Services - 1.85%
42,500	CIT Group, Inc. (a)	1,481,975
66,447	Walter Investment Management Corp.	1,362,828
		2,844,803
	Elecontronic Equipment & Instruments - 1.37%
75,000	Generac Holdings, Inc. (a)	2,102,250
	Electric Utilities - 0.64%
13,000	ITC Holdings Corp.	986,440
	Electrical Equipment - 2.98%
37,500	A.O. Smith Corporation	1,504,500
33,000	Franklin Electric, Inc.	1,437,480
30,000	Thomas & Betts Corp. (a)	1,638,000
		4,579,980
	Energy Equipment & Services - 1.98%
22,000	Dril-Quip, Inc. (a)	1,448,040
360,000	Hercules Offshore, Inc. (a)	1,598,400
		3,046,440
	Food Products - 1.90%
104,000	Darling International, Inc. (a)	1,382,160
18,000	Ralcorp Holdings, Inc. (a)	1,539,000
		2,921,160
	Gas Utilities - 1.89%
25,000	National Fuel Gas Co.	1,389,500
76,000	Questar Corp.	1,509,360
		2,898,860
	Health Care Equipment & Supplies - 3.81%
57,000	CareFusion Corp. (a)	1,448,370
31,000	Covidien Plc	1,395,310
43,000	Hill-Rom Holdings, Inc.	1,448,670
95,000	Wright Medical Group, Inc. (a)	1,567,500
		5,859,850
	Health Care Providers & Services - 2.88%
34,000	Cardinal Health, Inc.	1,380,740
84,000	Hanger Orthopedic Group, Inc. (a)	1,569,960
75,000	U. S. Physical Therapy, Inc.	1,476,000
		4,426,700
	Home Furnishings - 1.00%
90,000	Fortune Brands Home & Security, Inc. (a)	1,532,700
	Hotels, Restaurants & Leisure - 7.58%
375,000	Denny's Corp. (a)	1,410,000
32,500	DineEquity, Inc. (a)	1,371,825
66,000	Gaylord Entertainment Co. (a)	1,593,240
84,000	Marriott Vacations Worldwide Corp. (a)	1,441,440
134,000	MGM Resorts International (a)	1,397,620
52,500	Red Robin Gourmet Burgers, Inc. (a)	1,454,250
31,000	Vail Resorts, Inc.	1,313,160
44,000	Wyndham Worldwide Corp.	1,664,520
		11,646,055
	Household Durables - 1.97%
48,500	Jarden Corp.	1,449,180
250,000	Pulte Group, Inc. (a)	1,577,500
		3,026,680
	Industrial Conglomerates - 0.91%
72,500	ITT Corp.	1,401,425
	Insurance - 1.13%
52,000	Arthur J. Gallagher & Co.	1,738,880
	IT Services - 1.04%
29,500	Wright Express Corp. (a)	1,601,260
	Machinery - 14.96%
191,096	Accuride Corp. (a)	1,360,604
98,000	Briggs & Stratton Corp.	1,518,020
65,000	Colfax Corp. (a)	1,851,200
43,500	EnPro Industries, Inc. (a)	1,434,630
90,000	John Bean Technologies Corp.	1,383,300
19,000	Joy Global, Inc.	1,424,430
50,000	L.B. Foster Co.	1,414,500
150,000	Manitowoc, Inc.	1,378,500
35,500	Tennant Co.	1,379,885
103,000	Terex Corp. (a)	1,391,530
92,000	The Greenbrier Companies (a)	2,233,760
74,500	Titan International, Inc.	1,449,770
51,000	Trinity Industries, Inc.	1,533,060
44,000	Twin Disc, Inc.	1,598,080
23,500	Wabtec Corp.	1,643,825
		22,995,094
	Media - 3.10%
44,000	AMC Networks, Inc. (a)	1,653,520
236,000	Belo Corp.	1,486,800
57,000	Madison Square Garden, Inc. (a)	1,632,480
		4,772,800
	Metals & Mining - 1.71%
29,000	Kaiser Aluminum Corp.	1,330,520
21,500	Walter Energy, Inc.	1,302,040
		2,632,560
	Multiline Retail - 1.02%
38,000	Dollar General Corp. (a)	1,563,320
	Multi-Utilities - 1.07%
47,000	Wisconsin Energy Corp.	1,643,120
	Oil, Gas & Consumable Fuels - 8.62%
66,000	Alpha Natural Resources, Inc. (a)	1,348,380
15,500	Concho Resources, Inc. (a)	1,453,125
24,000	Continental Resources, Inc. (a)	1,601,040
16,000	EOG Resources, Inc.	1,576,160
295,000	Magnum Hunter Resources Corp. (a)	1,590,050
51,000	Oasis Petroleum, Inc. (a)	1,483,590
21,500	Range Resources Corp.	1,331,710
115,000	Resolute Energy Corp. (a)	1,242,000
200,000	Sandridge Energy, Inc. (a)	1,632,000
		13,258,055
	Paper & Forest Products - 1.02%
26,000	Deltic Timber Corp.	1,570,140
	Pharmaceuticals - 0.95%
15,000	Perrigo Co.	1,459,500
	Road & Rail - 4.00%
122,000	Avis Budget Group, Inc. (a)	1,307,840
26,000	Genesee & Wyoming, Inc. (a)	1,575,080
25,200	Kansas City Southern (a)	1,713,852
104,500	RailAmerica, Inc. (a)	1,556,005
		6,152,777
	Software - 1.01%
100,000	Monotype Imaging Holdings, Inc. (a)	1,559,000
	Specialty Retail - 4.94%
60,000	Aaron's, Inc.	1,600,800
70,000	Foot Locker, Inc.	1,668,800
128,000	Harry Winston Diamond Corp. (a)	1,363,200
71,000	Penske Automotive Group, Inc.	1,366,750
31,000	PetSmart, Inc.	1,589,990
		7,589,540
	Thrifts & Mortgage Finance - 1.87%
112,000	Oritani Financial Corp.	1,430,240
73,000	Territorial Bancorp, Inc.	1,441,750
		2,871,990
	Transportation Infrastructure - 1.02%
56,000	Macquarie Infrastructure Company LLC	1,565,200
	Total Common Stocks (Cost $130,303,365)	$150,394,509

Contracts
	WARRANTS - 0.02%
	Oil, Gas & Consumable Fuels - 0.02%
22,500	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (b)	$19,800
	Total Warrants (Cost $0)	$19,800
Shares
	SHORT TERM INVESTMENTS - 2.35%
	Money Market Funds - 2.35%
3,615,580	Fidelity Government Portfolio, 0.01%	$3,615,580
	Total Short Term Investments (Cost $3,615,580)	$3,615,580

	Total Investments (Cost $133,918,945) - 100.19%	$154,029,889
	Liabilities in Excess of Other Assets - (0.19)%	(284,487)
	TOTAL NET ASSETS - 100.00%	$153,745,402

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	As of December 31, 2011, the Adviser fair valued this security. The value of this security was $19,800, which represented 0.02% of total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.71%
	Auto Components - 1.66%
17,500	Visteon Corp. (a)	$873,950
	Capital Markets - 7.03%
17,400	Ameriprise Financial, Inc.	863,736
2,200	CME Group, Inc.	536,074
47,500	Invesco Ltd.	954,275
28,400	Lazard Ltd.	741,524
25,500	Legg Mason, Inc.	613,275
		3,708,884
	Chemicals - 6.88%
16,500	Ashland, Inc.	943,140
11,600	FMC Corp.	998,064
4,900	Tronox, Inc. (a)	588,000
24,000	W.R. Grace & Co. (a)	1,102,080
		3,631,284
	Commercial Banks - 1.66%
16,000	BOK Financial Corp.	878,880
	Commercial Services & Supplies - 2.16%
37,000	Iron Mountain, Inc.	1,139,600
	Construction & Engineering - 6.19%
27,500	KBR, Inc.	766,425
57,500	McDermott International, Inc. (a)	661,825
45,500	Quanta Services, Inc. (a)	980,070
35,500	The Babcock & Wilcox Co. (a)	856,970
		3,265,290
	Consumer Finance - 1.95%
43,000	Discover Financial Services	1,032,000
	Containers & Packaging - 1.58%
14,500	Rock-Tenn Co.	836,650
	Diversified Financial Services - 3.70%
33,200	CIT Group, Inc. (a)	1,157,684
35,000	Leucadia National Corp.	795,900
		1,953,584
	Electric Utilities - 1.61%
11,200	ITC Holdings Corp.	849,856
	Energy Equipment & Services - 3.83%
21,000	FMC Technologies, Inc. (a)	1,096,830
19,900	Unit Corp. (a)	923,360
		2,020,190
	Food Products - 1.33%
8,200	Ralcorp Holdings, Inc. (a)	701,100
	Gas Utilities - 2.77%
12,000	National Fuel Gas Co.	666,960
40,000	Questar Corp.	794,400
		1,461,360
	Health Care Equipment & Supplies - 1.27%
19,100	DENTSPLY International, Inc.	668,309
	Health Care Providers & Services - 2.78%
29,000	AmerisourceBergen Corp.	1,078,510
6,000	Henry Schein, Inc. (a)	386,580
		1,465,090
	Hotels, Restaurants & Leisure - 3.94%
87,000	MGM Resorts International (a)	907,410
31,000	Wyndham Worldwide Corp.	1,172,730
		2,080,140
	Household Durables - 1.69%
29,900	Jarden Corp.	893,412
	Industrial Conglomerates - 0.72%
19,650	ITT Corp.	379,835
	Insurance - 9.53%
35,500	Arthur J. Gallagher & Co.	1,187,120
28,600	HCC Insurance Holdings, Inc.	786,500
15,700	PartnerRe Ltd.	1,008,097
17,500	Reinsurance Group of America, Inc.	914,375
33,000	W.R. Berkley Corp.	1,134,870
		5,030,962
	IT Services - 5.21%
47,000	Broadridge Financial Solutions, Inc.	1,059,850
38,000	Fidelity National Information Services, Inc.	1,010,420
14,000	Teradata Corp. (a)	679,140
		2,749,410
	Machinery - 2.91%
12,500	Joy Global, Inc.	937,125
23,300	Xylem, Inc.	598,577
		1,535,702
	Media - 1.28%
15,000	McGraw-Hill Companies	674,550
	Metals & Mining - 1.53%
13,300	Walter Energy, Inc.	805,448
	Multiline Retail - 2.13%
13,500	Dollar Tree, Inc. (a)	1,121,985
	Multi-Utilities - 4.75%
22,000	OGE Energy Corp.	1,247,620
36,000	Wisconsin Energy Corp.	1,258,560
		2,506,180
	Oil, Gas & Consumable Fuels - 3.91%
16,400	Consol Energy, Inc.	601,880
12,500	Continental Resources, Inc. (a)	833,875
21,500	QEP Resources, Inc.	629,950
		2,065,705
	Pharmaceuticals - 2.12%
11,500	Perrigo Co.	1,118,950
	Real Estate Management & Development - 0.70%
8,400	Howard Hughes Corp. (a)	371,028
	Road & Rail - 3.66%
12,500	Canadian Pacific Railway Ltd.	845,875
16,000	Kansas City Southern (a)	1,088,160
		1,934,035
	Specialty Retail - 4.18%
14,000	Advance Auto Parts, Inc.	974,820
24,000	PetSmart, Inc.	1,230,960
		2,205,780
	Textiles, Apparel & Luxury Goods - 1.49%
36,000	Hanesbrands, Inc. (a)	786,960
	Thrifts & Mortgage Finance - 1.33%
81,500	First Niagara Financial Group, Inc.	703,345
	Water Utilities - 2.23%
37,000	American Water Works Co., Inc.	1,178,820
	Total Common Stocks (Cost $41,184,930)	$52,628,274

	SHORT TERM INVESTMENTS - 0.25%
	Money Market Funds - 0.25%
131,131	Fidelity Government Portfolio, 0.01%	$131,131
	Total Short Term Investments (Cost $131,131)	$131,131

	Total Investments (Cost $41,316,061) - 99.96%	$52,759,405
	Other Assets in Excess of Liabilities - 0.04%	20,770
	TOTAL NET ASSETS - 100.00%	$52,780,175

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.74%
	Aerospace & Defense - 0.30%
2,400	Exelis, Inc.	$21,720
	Auto Components - 1.32%
1,700	Autoliv, Inc.	90,933
	Capital Markets - 3.35%
1,900	Ameriprise Financial, Inc.	94,316
3,400	Federated Investors, Inc.	51,510
3,500	Legg Mason, Inc.	84,175
		230,001
	Chemicals - 3.86%
900	FMC Corp.	77,436
4,800	RPM International, Inc.	117,840
1,500	Scotts Miracle-Gro Co.	70,035
		265,311
	Commercial Banks - 5.87%
7,900	Associated Banc Corp.	88,243
2,400	BOK Financial Corp.	131,832
3,300	Comerica, Inc.	85,140
7,900	Valley National Bancorp	97,723
		402,938
	Commercial Services & Supplies - 4.30%
3,300	Iron Mountain, Inc.	101,640
6,900	R.R. Donnelley & Sons Co.	99,567
3,400	Republic Services, Inc.	93,670
		294,877
	Consumer Finance - 1.85%
5,300	Discover Financial Services	127,200
	Containers & Packaging - 2.60%
2,300	Bemis, Inc.	69,184
1,900	Rock-Tenn Co.	109,630
		178,814
	Diversified Telecommunication Services - 0.89%
11,900	Frontier Communications Corp.	61,285
	Electric Utilities - 1.38%
3,300	Westar Energy, Inc.	94,974
	Food Products - 6.03%
4,500	Conagra Foods, Inc.	118,800
2,300	Corn Products International, Inc.	120,957
2,600	Flowers Foods, Inc.	49,348
1,600	J.M. Smucker Co.	125,072
		414,177
	Gas Utilities - 4.55%
2,000	National Fuel Gas Co.	111,160
6,300	Questar Corp.	125,118
2,600	UGI Corp.	76,440
		312,718
	Health Care Equipment & Supplies - 1.16%
1,300	Teleflex, Inc.	79,677
	Health Care Providers & Services - 3.38%
3,200	AmerisourceBergen Corp.	119,008
2,700	Cigna Corp.	113,400
		232,408
	Hotels, Restaurants & Leisure - 1.93%
3,500	Wyndham Worldwide Corp.	132,405
	Household Durables - 1.26%
2,900	Jarden Corp.	86,652
	Industrial Conglomerates - 0.97%
3,400	ITT Corp.	65,722
	Insurance - 6.39%
3,700	Arthur J. Gallagher & Co.	123,728
4,800	Lincoln National Corp.	93,216
1,500	PartnerRe Ltd.	96,315
2,400	Reinsurance Group of America, Inc.	125,400
		438,659
	IT Services - 3.61%
5,000	Broadridge Financial Solutions, Inc.	112,750
6,900	Total System Services, Inc.	134,964
		247,714
	Machinery - 3.03%
2,200	Harsco Corp.	45,276
2,000	Snap-On, Inc.	101,240
2,400	Xylem, Inc.	61,656
		208,172
	Media - 1.21%
6,200	Gannett, Inc.	82,894
	Metals & Mining - 1.15%
1,300	Walter Energy, Inc.	78,728
	Multi-Utilities - 3.60%
2,200	OGE Energy Corp.	124,762
3,500	Wisconsin Energy Corp.	122,360
		247,122
	Oil, Gas & Consumable Fuels - 6.61%
1,600	Cabot Oil & Gas Corp.	121,440
2,100	El Paso Pipeline Partners L.P.	72,702
1,800	EQT Corp.	98,622
3,500	HollyFrontier Corp.	81,900
2,100	Linn Energy, LLC	79,611
		454,275
	Professional Services - 1.52%
1,400	Dun & Bradstreet Corp.	104,762
	Real Estate Investment Trusts (REITs) - 7.10%
1,200	Alexandria Real Estate Equities, Inc.	82,764
7,400	Duke Realty Corp.	89,170
2,000	Entertainment Properties Trust	87,420
3,500	Hospitality Properties Trust	80,430
2,600	Mack-Cali Reality Corp.	69,394
3,600	Weingarten Reality Investors	78,552
		487,730
	Real Estate Management & Development - 1.25%
5,500	Brookfield Office Properties, Inc.	86,020
	Road & Rail - 1.70%
2,200	Ryder Systems, Inc.	116,908
	Semiconductors & Semiconductor Equipment - 1.44%
3,300	Linear Technology Corp.	99,099
	Software - 1.66%
3,400	Jack Henry & Associates, Inc.	114,274
	Specialty Retail - 4.86%
3,900	Aaron's, Inc.	104,052
6,100	Foot Locker, Inc.	145,424
8,700	Radioshack Corp.	84,477
		333,953
	Textiles, Apparel & Luxury Goods - 1.29%
700	VF Corp.	88,893
	Thrifts & Mortgage Finance - 2.56%
9,500	First Niagara Financial Group, Inc.	81,985
7,300	People's United Financial, Inc.	93,805
		175,790
	Water Utilities - 1.76%
3,800	American Water Works Co., Inc.	121,068
	Total Common Stocks (Cost $5,932,943)	$6,577,873

	EXCHANGE TRADED FUNDS - 2.08%
	Funds, Trusts & Other Financial Vehicles - 2.08%
3,300	iShares Russell Mid-Cap Value Index Fund	$143,220
	Total Exchange Traded Funds (Cost $139,074)	$143,220

	SHORT TERM INVESTMENTS - 1.34%
	Money Market Funds - 1.34%
92,029	Fidelity Government Portfolio, 0.01%	$92,029
	Total Short Term Investments (Cost $92,029)	$92,029

	Total Investments (Cost $6,164,046) - 99.16%	$6,813,122
	Other Assets in Excess of Liabilities - 0.84%	57,398
	TOTAL NET ASSETS - 100.00%	$6,870,520

Percentages are stated as a percent of net assets.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was  developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.98%
	Auto Components - 1.29%
19,500	Visteon Corp. (a)	$973,830
	Capital Markets - 5.70%
100,500	Epoch Holding Corp.	2,234,115
60,000	Invesco Ltd.	1,205,400
36,000	Legg Mason, Inc.	865,800
		4,305,315
	Chemicals - 3.26%
20,500	Ashland, Inc.	1,171,780
15,000	FMC Corp.	1,290,600
		2,462,380
	Commercial Banks - 3.91%
31,000	JPMorgan Chase & Co.	1,030,750
28,000	Northern Trust Corp.	1,110,480
29,000	Wintrust Financial Corp.	813,450
		2,954,680
	Commercial Services & Supplies - 1.41%
34,500	Iron Mountain, Inc.	1,062,600
	Computers & Peripherals - 1.48%
68,000	NCR Corp. (a)	1,119,280
	Construction & Engineering - 5.89%
32,000	Chicago Bridge & Iron Co.	1,209,600
74,000	McDermott International, Inc. (a)	851,740
57,000	Quanta Services, Inc. (a)	1,227,780
48,000	The Babcock & Wilcox Co. (a)	1,158,720
		4,447,840
	Diversified Financial Services - 3.12%
32,000	CIT Group, Inc. (a)	1,115,840
60,426	Walter Investment Management Corp.	1,239,337
		2,355,177
	Electrical Equipment - 1.28%
19,000	Regal Beloit Corp.	968,430
	Energy Equipment & Services - 1.83%
21,000	Dril-Quip, Inc. (a)	1,382,220
	Food Products - 4.87%
36,000	Kraft Foods, Inc.	1,344,960
18,000	Mead Johnson Nutrition Co.	1,237,140
58,000	Sara Lee Corp.	1,097,360
		3,679,460
	Gas Utilities - 2.84%
18,500	National Fuel Gas Co.	1,028,230
56,000	Questar Corp.	1,112,160
		2,140,390
	Health Care Equipment & Supplies - 4.67%
47,000	CareFusion Corp. (a)	1,194,270
25,500	Covidien Plc	1,147,755
31,000	Medtronic, Inc.	1,185,750
		3,527,775
	Health Care Providers & Services - 4.48%
30,000	AmerisourceBergen Corp.	1,115,700
28,000	Cardinal Health, Inc.	1,137,080
17,500	Henry Schein, Inc. (a)	1,127,525
		3,380,305
	Hotels, Restaurants & Leisure - 4.86%
25,500	DineEquity, Inc. (a)	1,076,355
96,000	MGM Resorts International (a)	1,001,280
42,000	Wyndham Worldwide Corp.	1,588,860
		3,666,495
	Industrial Conglomerates - 6.21%
20,000	Dover Corp.	1,161,000
25,000	Eaton Corp.	1,088,250
55,750	ITT Corp.	1,077,648
29,000	Tyco International Ltd.	1,354,590
		4,681,488
	Insurance - 5.51%
25,500	Aon Corp.	1,193,400
40,000	Arthur J. Gallagher & Co.	1,337,600
8,700	PartnerRe Ltd.	558,627
31,000	W.R. Berkley Corp.	1,066,090
		4,155,717
	IT Services - 3.00%
51,000	Broadridge Financial Solutions, Inc.	1,150,050
23,000	Teradata Corp. (a)	1,115,730
		2,265,780
	Machinery - 2.57%
14,500	Joy Global, Inc.	1,087,065
30,000	L.B. Foster Co.	848,700
		1,935,765
	Media - 3.28%
49,000	Madison Square Garden, Inc. (a)	1,403,360
23,800	McGraw-Hill Companies	1,070,286
		2,473,646
	Metals & Mining - 2.60%
25,000	Kaiser Aluminum Corp.	1,147,000
13,500	Walter Energy, Inc.	817,560
		1,964,560
	Multiline Retail - 1.87%
17,000	Dollar Tree, Inc. (a)	1,412,870
	Oil, Gas & Consumable Fuels - 10.13%
17,000	ConocoPhillips	1,238,790
22,000	Continental Resources, Inc. (a)	1,467,620
40,000	Marathon Oil Corp.	1,170,800
29,000	QEP Resources, Inc.	849,700
20,000	Range Resources Corp.	1,238,800
51,000	Williams Companies, Inc.	1,684,020
		7,649,730
	Pharmaceuticals - 3.73%
14,500	Perrigo Co.	1,410,850
65,000	Pfizer, Inc.	1,406,600
		2,817,450
	Road & Rail - 4.18%
25,000	Genesee & Wyoming, Inc. (a)	1,514,500
15,500	Union Pacific Corp.	1,642,070
		3,156,570
	Specialty Retail - 3.89%
30,000	PetSmart, Inc.	1,538,700
66,000	Sally Beauty Holdings, Inc. (a)	1,394,580
		2,933,280
	Textiles, Apparel & Luxury Goods - 1.12%
38,500	Hanesbrands, Inc. (a)	841,610
	Total Common Stocks (Cost $56,420,786)	$74,714,643

	SHORT TERM INVESTMENTS - 0.02%
	Money Market Funds - 0.02%
14,704	Fidelity Government Portfolio, 0.01%	$14,704
	Total Short Term Investments (Cost $14,704)	$14,704

	Total Investments (Cost $56,435,490) - 99.00%	$74,729,347
	Other Assets in Excess of Liabilities - 1.00%	752,080
	TOTAL NET ASSETS - 100.00%	$75,481,427

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 103.37%
	Auto Components - 1.17%
5,000	Visteon Corp. (a)	$249,700
	Beverages - 1.13%
4,700	Beam, Inc.	240,781
	Capital Markets - 5.26%
10,000	Epoch Holding Corp.	222,300
12,000	Invesco Ltd.	241,080
12,500	KBW, Inc.	189,750
20,000	Manning & Napier, Inc. (a)	249,800
14,000	Safeguard Scientifics, Inc. (a)	221,060
		1,123,990
	Chemicals - 6.48%
4,100	Ashland, Inc.	234,356
19,500	Chemtura Corp. (a)	221,130
14,500	Solutia, Inc. (a)	250,560
1,800	Tronox, Inc. (a)	216,000
5,500	W.R. Grace & Co. (a)	252,560
15,000	Zep, Inc.	209,700
		1,384,306
	Commercial Banks - 1.19%
32,000	Boston Private Financial Holdings, Inc.	254,080
	Commercial Services & Supplies - 2.09%
7,500	Iron Mountain, Inc.	231,000
8,000	The Brink's Co.	215,040
		446,040
	Construction & Engineering - 3.33%
6,500	Chicago Bridge & Iron Co.	245,700
19,500	McDermott International, Inc. (a)	224,445
10,000	The Babcock & Wilcox Co. (a)	241,400
		711,545
	Consumer Finance - 1.12%
10,000	Discover Financial Services	240,000
	Diversified Finanical Services - 1.96%
6,700	CIT Group, Inc. (a)	233,629
9,068	Walter Investment Management Corp.	185,985
		419,614
	Elecontronic Equipment & Instruments - 1.12%
8,500	Generac Holdings, Inc. (a)	238,255
	Electrical Equipment - 3.49%
6,500	A.O. Smith Corporation	260,780
5,500	Franklin Electric, Inc.	239,580
4,500	Thomas & Betts Corp. (a)	245,700
		746,060
	Energy Equipment & Services - 2.32%
3,700	Dril-Quip, Inc. (a)	243,534
57,000	Hercules Offshore, Inc. (a)	253,080
		496,614
	Food Products - 2.18%
15,800	Darling International, Inc. (a)	209,982
3,000	Ralcorp Holdings, Inc. (a)	256,500
		466,482
	Gas Utilities - 1.02%
11,000	Questar Corp.	218,460
	Health Care Equipment & Supplies - 4.27%
8,500	CareFusion Corp. (a)	215,985
5,100	Covidien Plc	229,551
6,500	Hill-Rom Holdings, Inc.	218,985
15,000	Wright Medical Group, Inc. (a)	247,500
		912,021
	Health Care Providers & Services - 3.19%
5,000	Cardinal Health, Inc.	203,050
13,000	Hanger Orthopedic Group, Inc. (a)	242,970
12,000	U. S. Physical Therapy, Inc.	236,160
		682,180
	Home Furnishings - 0.68%
8,500	Fortune Brands Home & Security, Inc. (a)	144,755
	Hotels, Restaurants & Leisure - 8.40%
60,000	Denny's Corp. (a)	225,600
5,100	DineEquity, Inc. (a)	215,271
10,000	Gaylord Entertainment Co. (a)	241,400
9,000	Marriott Vacations Worldwide Corp. (a)	154,440
21,000	MGM Resorts International (a)	219,030
9,000	Red Robin Gourmet Burgers, Inc. (a)	249,300
5,300	Vail Resorts, Inc.	224,508
7,000	Wyndham Worldwide Corp.	264,810
		1,794,359
	Household Durables - 1.76%
7,000	Jarden Corp.	209,160
26,500	Pulte Group, Inc. (a)	167,215
		376,375
	Industrial Conglomerates - 1.18%
13,000	ITT Corp.	251,290
	Insurance - 1.02%
6,500	Arthur J. Gallagher & Co.	217,360
	IT Services - 1.19%
4,700	Wright Express Corp. (a)	255,116
	Machinery - 15.88%
24,000	Accuride Corp. (a)	170,880
15,000	Briggs & Stratton Corp.	232,350
8,000	Colfax Corp. (a)	227,840
7,000	EnPro Industries, Inc. (a)	230,860
14,000	John Bean Technologies Corp.	215,180
3,000	Joy Global, Inc.	224,910
7,500	L.B. Foster Co.	212,175
24,000	Manitowoc, Inc.	220,560
6,000	Tennant Co.	233,220
15,000	Terex Corp. (a)	202,650
10,500	The Greenbrier Companies (a)	254,940
11,000	Titan International, Inc.	214,060
8,500	Trinity Industries, Inc.	255,510
7,000	Twin Disc, Inc.	254,240
3,500	Wabtec Corp.	244,825
		3,394,200
	Media - 3.50%
6,700	AMC Networks, Inc. (a)	251,786
38,000	Belo Corp.	239,400
9,000	Madison Square Garden, Inc. (a)	257,760
		748,946
	Metals & Mining - 1.92%
5,000	Kaiser Aluminum Corp.	229,400
3,000	Walter Energy, Inc.	181,680
		411,080
	Multiline Retail - 1.16%
6,000	Dollar General Corp. (a)	246,840
	Multi-Utilities - 1.06%
6,500	Wisconsin Energy Corp.	227,240
	Oil, Gas & Consumable Fuels - 9.52%
10,000	Alpha Natural Resources, Inc. (a)	204,300
2,600	Concho Resources, Inc. (a)	243,750
3,400	Continental Resources, Inc. (a)	226,814
2,500	EOG Resources, Inc.	246,275
47,000	Magnum Hunter Resources Corp. (a)	253,330
8,000	Oasis Petroleum, Inc. (a)	232,720
3,000	Range Resources Corp.	185,820
17,500	Resolute Energy Corp. (a)	189,000
31,000	Sandridge Energy, Inc. (a)	252,960
		2,034,969
	Paper & Forest Products - 0.99%
3,500	Deltic Timber Corp.	211,365
	Road & Rail - 4.14%
16,000	Avis Budget Group, Inc. (a)	171,520
4,000	Genesee & Wyoming, Inc. (a)	242,320
3,200	Kansas City Southern (a)	217,632
17,000	RailAmerica, Inc. (a)	253,130
		884,602
	Software - 1.17%
16,000	Monotype Imaging Holdings, Inc. (a)	249,440
	Specialty Retail - 5.25%
8,000	Aaron's, Inc.	213,440
10,000	Foot Locker, Inc.	238,400
19,500	Harry Winston Diamond Corp. (a)	207,675
12,000	Penske Automotive Group, Inc.	231,000
4,500	PetSmart, Inc.	230,805
		1,121,320
	Thrifts & Mortgage Finance - 2.12%
17,000	Oritani Financial Corp.	217,090
12,000	Territorial Bancorp, Inc.	237,000
		454,090
	Transportation Infrastructure - 1.11%
8,500	Macquarie Infrastructure Company LLC	237,575
	Total Common Stocks (Cost $20,360,890)	$22,091,050
Contracts
	PURCHASED OPTIONS - 2.07%
	Put Options - 2.07%
151	CBOE Russell 2000 Index
	Expiration: March 2012, Exercise Price: $700.00	$441,675
	Total Purchased Options (Cost $710,153)	$441,675

	WARRANTS - 0.01%
	Oil, Gas & Consumable Fuels - 0.01%
4,000	Magnum Hunter Resources Corp.
	Expiration: August 29, 2013, Exercise Price: $10.50 (b)	$3,520
	Total Warrants (Cost $0)	$3,520
Shares
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
328	Fidelity Government Portfolio, 0.01%	$328
	Total Short Term Investments (Cost $328)	$328

	Total Investments (Cost $21,071,371) - 105.45%	$22,536,573
	Liabilities in Excess of Other Assets - (5.45)%	(1,165,268)
	TOTAL NET ASSETS - 100.00%	$21,371,305

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	As of December 31, 2011, the Adviser fair valued this security. The value of this security was $3,520, which represented 0.01% of total net assets of the Fund.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Options Written
December 31, 2011 (Unaudited)

Contracts
	Call Options
151	CBOE Russell 2000 Index
	Expiration: March 2012, Exercise Price: $700.00		$996,600
	Total Written Options (Premium received $839,258)		$996,600

Keeley Alternative Value Fund
Schedule of Open Futures Contracts
December 31, 2011 (Unaudited)

Number of Contracts Purchased	Description	Settlement Month	Notional Amount	Value	Cumulative Depreciation
15	Russell 2000 Index Mini Futures	March 2012	$1,114,644	$1,108,200	$(6,444)
					$(6,444)

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2011 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of December 31, 2011, only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $74,949,880 and received cash collateral for the loans of $78,831,909.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2011 through December 31, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2011	Additions	Reductions	At December 31, 2011	Income	At December 31, 2011
Ampco-Pittsburgh Corp.	914,500	-	(317,500)	597,000	$163,080	$11,545,980
Denny's Corp.	6,070,000	8,000	-	6,078,000	-	22,853,280
Gamco Investors, Inc.	368,000	-	-	368,000	382,720	16,004,320
The Greenbrier Companies, Inc.(1)	1,485,000	-	(155,000)	1,330,000	-	32,292,400
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	60,033	11,351,600
L.B. Foster Co.	927,000	2,000	(28,500)	900,500	22,513	25,475,145
Layne Christensen Co.(1)	1,005,000	-	(85,500)	919,500	-	22,251,900
Marcus Corp.	2,012,117	-	-	2,012,117	171,030	25,372,795
Midas, Inc.(1)	726,500	-	(224,500)	502,000	-	4,312,180
Natural Gas Services Group, Inc.	1,309,000	-	(165,000)	1,144,000	-	16,542,240
Universal Stainless & Alloy Products, Inc.	669,500	-	(156,000)	513,500	-	19,184,360
Westfield Financial, Inc.	1,788,200	2,500	-	1,790,700	375,522	13,179,552
Zep, Inc.	1,391,805	2,000	(15,500)	1,378,305	55,572	19,268,704
					$1,230,470	$239,634,456
(1) Issuer was not an affiliate as of December 31, 2011.

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

There was no significant movement between Levels 1 and 2 during the period.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$2,922,349,849	$-	$-	$2,922,349,849
Short Term Investments	7,593,673	74,024,000	-	81,617,673
Warrants	-	165,000	-	165,000

Total Investments in Securities	$2,929,943,522	$74,189,000	$-	$3,004,132,522

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$39,760,582	$-	$-	$39,760,582
Short Term Investments	1,804,936	-	-	1,804,936

Total Investments in Securities	$41,565,518	$-	$-	$41,565,518

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$150,394,509	$-	$-	$150,394,509
Short Term Investments	3,615,580	-	-	3,615,580
Warrants	-	19,800	-	19,800

Total Investments in Securities	$154,010,089	$19,800	$-	$154,029,889

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$52,628,274	$-	$-	$52,628,274
Short-Term Investments	131,131	-	-	131,131

Total Investments in Securities	$52,759,405	$-	$-	$52,759,405

Keeley Mid Cap Dividend Value Fund

Equity*	$6,721,093	$-	$-	$6,721,093
Short-Term Investments	92,029	-	-	92,029

Total Investments in Securities	$6,813,122	$-	$-	$6,813,122

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$74,714,643	$-	$-	$74,714,643
Short-Term Investments	14,704	-	-	14,704

Total Investments in Securities	$74,729,347	$-	$-	$74,729,347

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$22,091,050	$-	$-	$22,091,050
Purchased Options	441,675	-	-	441,675
Short-Term Investments	328	-	-	328
Warrants		3,520		3,520

Total Investments in Securities	$22,533,053	$3,520	$-	$22,536,573

Other Financial Instruments*
Written Options	$996,600	$-	$-	$996,600
Purchased Futures	(6,444)	-	-	(6,444)
Total Investments in Other Financial Instruments	$990,156	$-	$-	$990,156

*See the Schedule of Investments for the investments detailed by industry classification.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:1

	KEELEY Small Cap Value Fund (KSCVF)	KEELEY Small Cap Dividend Value Fund (KSDVF)	KEELEY Small-Mid Cap Value Fund (KSMVF)	KEELEY Mid Cap Value Fund (KMCVF)	KEELEY Mid Cap Dividend Value Fund (KMDVF)	KEELEY All Cap Value Fund (KACVF)	KEELEY Alternative Value Fund (KALVF)

Cost of Investments	$2,556,907,669	$38,194,389	$133,918,945	$41,316,061	$6,164,046	$56,435,490	$21,071,371

Gross unrealized appreciation on investments	703,693,702	5,151,288	25,328,688	13,330,760	701,894	20,293,982	3,056,464
Gross unrealized depreciation on investments	(256,468,849)	(1,780,159)	(5,217,744)	(1,887,416)	(52,818)	(2,000,125)	(1,591,262)
Gross unrealized appreciation on written options	-	-	-	-	-	-	-
Gross unrealized depreciation on written options	-	-	-	-	-	-	(157,342)
Gross unrealized appreciation on futures	-	-	-	-	-	-	-
Gross unrealized depreciation on futures	-	-	-	-	-	-	(6,444)
Net unrealized appreciation/(depreciation)	$447,224,853	$3,371,129	$20,110,944	$11,443,344	$649,076	$18,293,857	$1,301,416

1 Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Keeley Alternative Value Fund (“KALVF”) may invest in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF periodically (variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

With the exception of KALVF, the Funds did not enter into any futures contracts during the three months ended December 31, 2011.  KALVF, however, had an average monthly market value of $3,918,040 for purchased futures and an average monthly market value of $1,889,767 for written futures during the three months ended December 31, 2011.  The counterparty for these futures contracts was Citi Group Global Markets, Inc.  KALVF had open futures contracts with a notional value of $1,114,644 as of December 31, 2011.

Short Positions – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  The Funds did not hold any short positions as of December 31, 2011.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.

KSCVF, KSDVF, KSMVF, KMCVF, KMDVF, and KACVF did not enter into any purchased or written options during the three months ended December 31, 2011.  KALVF had an average monthly market value of $350,840 for purchased options and an average monthly market value of $1,179,717 for written options during the three months ended December 31, 2011.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $441,675 and written options with a value of $996,600 as of December 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)          /s/ John L. Keeley Jr.
John L. Keeley, Jr., President

Date             2/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John L. Keeley Jr.
John L. Keeley, Jr., President

Date             2/22/12

By (Signature and Title)*       /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date             2/22/12

* Print the name and title of each signing officer under his or her signature.